UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22033

MFS SERIES TRUST XIV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: May 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

May 31, 2015

MFS® INSTITUTIONAL MONEY

MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS

5/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Certificates of Deposit - 14.4%
Major Banks - 10.5%
Bank of Montreal/Chicago Branch, 0.07%, due 6/02/15	$63,900,000	$63,900,000
Bank of Nova Scotia/Houston Branch, 0.06%, due 6/19/15	49,000,000	49,000,000
Bank of Nova Scotia/Houston Branch, 0.06%, due 6/23/15	10,700,000	10,700,000
Canadian Imperial Bank of Commerce/New York Branch, 0.12%, due 6/10/15	106,100,000	106,100,000
Canadian Imperial Bank of Commerce/New York Branch, 0.12%, due 6/11/15	5,675,000	5,675,000
Canadian Imperial Bank of Commerce/New York Branch, 0.13%, due 6/25/15	111,035,000	111,035,000
Toronto Dominion Holdings (USA), Inc., 0.125%, due 6/10/15	101,090,000	101,090,000
Wells Fargo & Co., 0.23%, due 6/03/15	101,500,000	101,500,000
Wells Fargo & Co., 0.24%, due 6/05/15	25,000,000	25,000,000

		$574,000,000
Other Banks & Diversified Financials - 3.9%
Mizuho Corporate Bank (USA)/New York Branch, 0.26%, due 6/08/15	$52,000,000	$52,000,000
Mizuho Corporate Bank (USA)/New York Branch, 0.27%, due 8/04/15	84,725,000	84,725,000
Mizuho Corporate Bank (USA)/New York Branch, 0.26%, due 8/28/15	81,000,000	81,000,000

		$217,725,000
Total Certificates of Deposit, at Cost and Value		$791,725,000

Commercial Paper (y) - 51.2%
Automotive - 7.6%
American Honda Finance Corp., 0.12%, due 6/08/15	$19,000,000	$18,999,557
American Honda Finance Corp., 0.1%, due 6/09/15	18,300,000	18,299,593
American Honda Finance Corp., 0.12%, due 6/10/15	47,100,000	47,098,587
American Honda Finance Corp., 0.1%, due 6/11/15	34,000,000	33,999,056
American Honda Finance Corp., 0.1%, due 6/19/15	18,000,000	17,999,100
American Honda Finance Corp., 0.12%, due 7/06/15	8,500,000	8,499,008
American Honda Finance Corp., 0.12%, due 7/07/15	75,425,000	75,415,949
American Honda Finance Corp., 0.14%, due 8/06/15	3,000,000	2,999,230
Toyota Motor Credit Corp., 0.08%, due 6/25/15	150,000,000	149,992,000
Toyota Motor Credit Corp., 0.08%, due 6/26/15	45,200,000	45,197,489

		$418,499,569
Business Services - 2.5%
Cisco Systems, Inc., 0.1%, due 6/17/15 (t)	$139,454,000	$139,447,802

Computer Software - Systems - 2.6%
International Business Machines Corp., 0.08%, due 6/30/15 (t)	$141,500,000	$141,490,881

Conglomerates - 3.1%
Siemens Capital Corp., 0.13%, due 6/24/15 (t)	$19,250,000	$19,248,401
United Technologies Corp., 0.1%, due 6/29/15 (t)	82,347,000	82,340,595
United Technologies Corp., 0.1%, due 7/27/15 (t)	25,000,000	24,996,111
United Technologies Corp., 0.12%, due 7/31/15 (t)	45,546,000	45,536,891

		$172,121,998
Consumer Products - 1.7%
Colgate-Palmolive Co., 0.06%, due 6/01/15 (t)	$35,715,000	$35,715,000
Colgate-Palmolive Co., 0.06%, due 6/02/15 (t)	17,273,000	17,272,971
Colgate-Palmolive Co., 0.05%, due 6/04/15 (t)	20,000,000	19,999,917
Colgate-Palmolive Co., 0.06%, due 6/05/15 (t)	17,752,000	17,751,882

		$90,739,770

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Commercial Paper (y) - continued
Electronics - 2.0%
Emerson Electric Co., 0.11%, due 6/16/15 (t)	$35,000,000	$34,998,396
Emerson Electric Co., 0.11%, due 6/17/15 (t)	35,000,000	34,998,289
Emerson Electric Co., 0.11%, due 6/19/15 (t)	9,215,000	9,214,493
Emerson Electric Co., 0.11%, due 8/05/15 (t)	30,000,000	29,994,042

		$109,205,220
Financial Institutions - 3.8%
General Electric Capital Corp., 0.11%, due 6/23/15	$162,000,000	$161,989,110
General Electric Capital Corp., 0.13%, due 7/14/15	46,689,000	46,681,750

		$208,670,860
Food & Beverages - 6.9%
Anheuser-Busch InBev Worldwide, Inc., 0.13%, due 6/01/15 (t)	$31,700,000	$31,700,000
Anheuser-Busch InBev Worldwide, Inc., 0.1%, due 6/08/15 (t)	4,000,000	3,999,922
Anheuser-Busch InBev Worldwide, Inc., 0.09%, due 6/10/15 (t)	10,550,000	10,549,763
Anheuser-Busch InBev Worldwide, Inc., 0.09%, due 6/12/15 (t)	10,000,000	9,999,725
Anheuser-Busch InBev Worldwide, Inc., 0.1%, due 6/17/15 (t)	7,000,000	6,999,689
Anheuser-Busch InBev Worldwide, Inc., 0.09%, due 6/19/15 (t)	19,584,000	19,583,119
Anheuser-Busch InBev Worldwide, Inc., 0.13%, due 7/01/15 (t)	22,449,000	22,446,568
Anheuser-Busch InBev Worldwide, Inc., 0.13%, due 7/15/15 (t)	3,700,000	3,699,412
Anheuser-Busch InBev Worldwide, Inc., 0.13%, due 7/27/15 (t)	6,032,000	6,030,780
Anheuser-Busch InBev Worldwide, Inc., 0.13%, due 7/28/15 (t)	7,768,000	7,766,401
Anheuser-Busch InBev Worldwide, Inc., 0.13%, due 8/10/15 (t)	16,169,000	16,164,913
Coca-Cola Co., 0.13%, due 6/05/15 (t)	50,000,000	49,999,278
Coca-Cola Co., 0.09%, due 6/10/15 (t)	13,950,000	13,949,686
Coca-Cola Co., 0.11%, due 8/24/15 (t)	25,000,000	24,993,583
Pepsico, Inc., 0.08%, due 6/08/15 (t)	38,000,000	37,999,409
Pepsico, Inc., 0.08%, due 7/14/15 (t)	20,900,000	20,898,003
Pepsico, Inc., 0.08%, due 7/17/15 (t)	90,091,000	90,081,791

		$376,862,042
Major Banks - 4.4%
ANZ National (International) Ltd., 0.17%, due 7/07/15 (t)	$40,000,000	$39,993,200
ANZ National (International) Ltd., 0.2%, due 8/26/15 (t)	17,000,000	16,991,878
ANZ National (International) Ltd., 0.2%, due 8/28/15 (t)	62,050,000	62,019,664
Royal Bank of Canada, 0.07%, due 6/26/15	99,000,000	98,995,188
Royal Bank of Canada, 0.06%, due 7/24/15	17,700,000	17,698,436
Westpac Banking Corp., 0.311%, due 12/03/15 (t)	5,380,000	5,371,429

		$241,069,795
Network & Telecom - 0.2%
Qualcomm, Inc., 0%, due 6/17/15 (t)	$9,460,000	$9,459,538

Oils - 3.7%
Exxon Mobil Corp., 0.07%, due 6/01/15	$46,525,000	$46,525,000
Exxon Mobil Corp., 0.05%, due 6/04/15	30,000,000	29,999,875
Exxon Mobil Corp., 0.07%, due 6/04/15	116,000,000	115,999,323
Exxon Mobil Corp., 0.07%, due 6/05/15	10,000,000	9,999,922

		$202,524,120
Pharmaceuticals - 8.7%
Merck & Co., Inc., 0.08%, due 6/30/15 (t)	$75,000,000	$74,995,167
Novartis Finance Corp., 0.09%, due 6/01/15 (t)	80,000,000	80,000,000
Novartis Finance Corp., 0.08%, due 6/02/15 (t)	55,000,000	54,999,878
Novartis Finance Corp., 0.11%, due 6/09/15 (t)	8,024,000	8,023,804
Novartis Finance Corp., 0.09%, due 6/10/15 (t)	15,000,000	14,999,662

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Commercial Paper (y) - continued
Pharmaceuticals - continued
Novartis Finance Corp., 0.13%, due 7/14/15 (t)	$27,000,000	$26,995,807
Sanofi, 0.1%, due 6/19/15 (t)	42,400,000	42,397,880
Sanofi, 0.12%, due 6/22/15 (t)	49,785,000	49,781,515
Sanofi, 0.11%, due 6/26/15 (t)	125,000,000	124,990,451

		$477,184,164
Retailers - 4.0%
Wal-Mart Stores, Inc., 0.06%, due 6/08/15 (t)	$185,000,000	$184,997,842
Wal-Mart Stores, Inc., 0.05%, due 6/10/15 (t)	31,495,000	31,494,606

		$216,492,448
Total Commercial Paper, at Amortized Cost and Value		$2,803,768,207

U.S. Government Agencies and Equivalents (y) - 34.4%
Fannie Mae, 0.05%, due 6/02/15	$2,500,000	$2,499,997
Federal Home Loan Bank, 0.061%, due 6/03/15	139,425,000	139,424,527
Federal Home Loan Bank, 0.06%, due 6/05/15	12,482,000	12,481,917
Federal Home Loan Bank, 0.046%, due 6/24/15	65,300,000	65,298,081
Federal Home Loan Bank, 0.045%, due 6/26/15	24,000,000	23,999,250
Federal Home Loan Bank, 0.035%, due 7/06/15	25,000,000	24,999,149
Federal Home Loan Bank, 0.075%, due 7/15/15	5,000,000	4,999,542
Federal Home Loan Bank, 0.07%, due 7/17/15	11,245,000	11,243,994
Federal Home Loan Bank, 0.065%, due 7/22/15	9,793,000	9,792,098
Federal Home Loan Bank, 0.075%, due 7/24/15	266,090,000	266,060,619
Federal Home Loan Bank, 0.07%, due 7/29/15	4,010,000	4,009,548
Federal Home Loan Bank, 0.09%, due 8/19/15	13,270,000	13,267,379
Federal Home Loan Bank, 0.09%, due 8/21/15	13,250,000	13,247,317
Freddie Mac, 0.051%, due 6/19/15	2,764,000	2,763,930
Freddie Mac, 0.03%, due 6/22/15	64,000,000	63,998,880
U.S. Treasury Bill, 0.01%, due 6/11/15	150,000,000	149,999,583
U.S. Treasury Bill, 0.015%, due 6/18/15	100,000,000	99,999,292
U.S. Treasury Bill, 0.09%, due 7/09/15	71,705,000	71,698,188
U.S. Treasury Bill, 0.021%, due 7/23/15	100,000,000	99,996,967
U.S. Treasury Bill, 0.108%, due 7/23/15	35,500,000	35,494,462
U.S. Treasury Bill, 0.125%, due 10/01/15	184,500,000	184,421,844
U.S. Treasury Bill, 0.07%, due 11/05/15	150,000,000	149,954,208
U.S. Treasury Bill, 0.075%, due 11/05/15	180,333,000	180,274,016
U.S. Treasury Bill, 0.085%, due 11/12/15	100,000,000	99,961,278
U.S. Treasury Bill, 0.276%, due 1/07/16	155,005,000	154,744,505
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$1,884,630,571

Repurchase Agreements - 0.0%
Merrill Lynch Pierce, Fenner & Smith, Inc. Repurchase Agreement, 0.08% dated 5/29/15, due 6/01/15, total to be received $1,007,007 (secured by U.S. Treasury obligations valued at $1,027,140 in an individually traded account), at Cost and Value	$1,007,000	$1,007,000
Total Investments, at Amortized Cost and Value		$5,481,130,778

Other Assets, Less Liabilities - (0.0)%		(291,405)
Net Assets - 100.0%		$5,480,839,373

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $5,481,130,778.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

5/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$5,481,130,778	$—	$5,481,130,778

For further information regarding security characteristics, see the Portfolio of Investments.

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XIV

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: July 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: July 16, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 16, 2015

*	Print name and title of each signing officer under his or her signature.